Operating and non-operating costs (Tables)	3 Months Ended
Mar. 31, 2026
Operating And Non-operating Costs
Schedule of operating costs

For the three months ended March 31,	2026	2025

Personnel	$2,261	$2,250
Purchased services & materials(1)	1,256	2,567
Travel	55	139
Facilities and other expenses	210	194
	$3,782	$5,150

(1)	Purchased services and materials include aircraft costs, project costs, professional and consulting fees, and selling and marketing costs.

Schedule of financing costs

For the three months ended March 31,	2026	2025

Interest on loan payable	$23	$8
Interest on lease obligations	14	12
Interest on bank loan	-	1
Interest on government loans	-	3
Interest on accounts payable	-	4
	$37	$28